Fair Value Measurement: (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Other real estate owned	$ 1,548	$ 2,267
Fair Value, Measurements, Nonrecurring [Member]
Assets
Other real estate owned	1,544	2,258
Other assets owned	4	9
Impaired loans, net of reserve	62,763	45,180
Quoted Prices In Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Nonrecurring [Member]
Assets
Other real estate owned
Other assets owned
Impaired loans, net of reserve
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Nonrecurring [Member]
Assets
Other real estate owned
Other assets owned
Impaired loans, net of reserve
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member]
Assets
Other real estate owned	1,544	2,258
Other assets owned	4	9
Impaired loans, net of reserve	$ 62,763	$ 45,180